Annual Total Returns - FidelityHealthyFutureFund-RetailPRO - FidelityHealthyFutureFund-RetailPRO - Fidelity Healthy Future Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	May 24, 2022
Fidelity Healthy Future Fund
Bar Chart Table:
Annual Return 2023	18.85%